Consolidated statement of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable securities income an bank interest	$ 1,865	$ 380	$ 6,676
Unrealized gain/(loss) relating to third-party interests in capital provision assets	2,028	947	(57,500)
Total income	152,158	359,121	379,170
Compensation and Benefits:
Salaries and benefits	(34,333)	(31,483)	(25,231)
Annual incentive compensation	(22,145)	(22,772)	(24,503)
Equity compensation	(9,272)	(5,281)	(4,519)
Legacy asset recovery incentive compensation including accruals	(36,364)
Legacy asset recovery incentive compensation including accruals	(7,942)	(18,125)	(33,496)
General, administrative and other	(30,467)	(21,468)	(22,447)
Case-related expenditures ineligible for inclusion in asset cost	(5,300)	(4,841)	(11,246)
Equity and listing related		(7,907)	(1,754)
Amortization of intangible asset		(8,703)	(9,495)
Total operating expenses	(145,823)	(120,580)	(132,691)
Income from operations	6,335	238,541	246,479
Other (expense)/income
Finance costs	(58,647)	(39,048)	(38,747)
Loss on debt buyback	(1,649)
Foreign currency transactions gains (losses)	(5,482)	10,746	1,956
Total other expense	(65,778)	(28,302)	(36,791)
Net (loss)/income before income taxes	(59,443)	210,239	209,688
Benefit from (provision for) income taxes	3,015	(36,937)	(13,417)
Net (loss)/income	(56,428)	173,302	196,271
Net income attributable to non-controlling interests	15,638	8,187	15,309
Net (loss)/income attributable to ordinary shares	$ (72,066)	$ 165,115	$ 180,962
Net (loss)/income per share:
Basic	$ (0.33)	$ 0.75	$ 0.83
Diluted	$ (0.33)	$ 0.75	$ 0.83
Weighted-average shares outstanding:
Basic	219,049,877	218,919,822	218,649,877
Diluted	219,699,459	218,919,822	219,061,999
Net (loss)/income	$ (72,066)	$ 165,115	$ 180,962
Other comprehensive loss
Change in Foreign currency translation adjustment	(2,443)	(10,206)	(17,525)
Total comprehensive (loss)/income	(74,509)	154,909	163,437
Capital provision income
Total income	127,549	340,103	409,156
Asset management income
Total income	14,396	15,106	15,160
Insurance income
Total income	5,143	1,781	3,545
Services income
Total income	1,177	804	2,133
Cash and Marketable Securities
Marketable securities income an bank interest	$ 1,865	$ 380	$ 6,676